PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 9.2%
Airbus SE (France)	42,782	$7,868,662
Boeing Co. (The)*	62,203	12,895,926
General Electric Co.	61,430	15,106,251
Northrop Grumman Corp.	16,983	8,232,849
RTX Corp.	91,028	12,423,501
		56,527,189
Automobiles 1.7%
General Motors Co.	205,276	10,183,742
Banks 12.3%
Bank of America Corp.	323,333	14,268,685
JPMorgan Chase & Co.	115,373	30,458,472
M&T Bank Corp.	41,368	7,555,452
PNC Financial Services Group, Inc. (The)	81,724	14,204,448
Truist Financial Corp.	235,876	9,317,102
		75,804,159
Beverages 1.0%
PepsiCo, Inc.	48,261	6,343,909
Biotechnology 2.5%
AbbVie, Inc.	46,714	8,693,943
Amgen, Inc.(a)	23,475	6,765,025
		15,458,968
Building Products 1.8%
Johnson Controls International PLC	111,941	11,347,459
Capital Markets 3.2%
Blackstone, Inc.	41,092	5,701,926
Goldman Sachs Group, Inc. (The)	23,541	14,135,193
		19,837,119
Chemicals 3.0%
DuPont de Nemours, Inc.	97,517	6,514,136
Linde PLC	25,723	12,027,560
		18,541,696

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 2.4%
Cisco Systems, Inc.	238,203	$15,016,317
Consumer Staples Distribution & Retail 3.6%
Walmart, Inc.	227,563	22,465,019
Electric Utilities 1.1%
PG&E Corp.	385,204	6,502,244
Entertainment 1.6%
Walt Disney Co. (The)	86,895	9,822,611
Ground Transportation 1.5%
Union Pacific Corp.	40,578	8,994,520
Health Care Providers & Services 2.6%
CVS Health Corp.	180,656	11,569,210
UnitedHealth Group, Inc.	14,763	4,457,098
		16,026,308
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	31,759	9,967,562
Household Durables 1.2%
Toll Brothers, Inc.	71,946	7,500,371
Industrial Conglomerates 1.8%
3M Co.	73,022	10,832,814
Industrial REITs 1.0%
Prologis, Inc.	55,092	5,982,991
Insurance 6.1%
Chubb Ltd.	44,062	13,095,226
Marsh & McLennan Cos., Inc.	52,447	12,254,766
MetLife, Inc.	153,686	12,076,646
		37,426,638
Interactive Media & Services 1.7%
Meta Platforms, Inc. (Class A Stock)	16,464	10,660,275

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 2.6%
Fortive Corp.	76,812	$5,391,434
Parker-Hannifin Corp.	16,332	10,855,881
		16,247,315
Multi-Utilities 5.7%
CenterPoint Energy, Inc.	325,426	12,118,864
NiSource, Inc.	426,320	16,856,693
Public Service Enterprise Group, Inc.	77,240	6,258,757
		35,234,314
Oil, Gas & Consumable Fuels 9.1%
Cheniere Energy, Inc.	37,850	8,970,071
Chevron Corp.(a)	44,335	6,060,594
Exxon Mobil Corp.	167,880	17,174,124
Shell PLC, ADR	131,248	8,691,243
Williams Cos., Inc. (The)	253,178	15,319,801
		56,215,833
Personal Care Products 1.6%
Unilever PLC (United Kingdom), ADR	152,479	9,734,259
Pharmaceuticals 3.8%
AstraZeneca PLC (United Kingdom), ADR	117,115	8,529,486
Eli Lilly & Co.	9,835	7,254,984
Roche Holding AG, ADR(a)	195,462	7,877,119
		23,661,589
Residential REITs 1.9%
Camden Property Trust	101,223	11,892,690
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	35,376	8,563,468
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	33,145	6,407,592
Texas Instruments, Inc.	40,932	7,484,416
		22,455,476
Software 5.3%
Microsoft Corp.	28,849	13,280,925

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.	61,492	$10,178,771
Salesforce, Inc.	33,702	8,943,500
		32,403,196
Specialized REITs 1.5%
Gaming & Leisure Properties, Inc.	203,881	9,521,243
Specialty Retail 1.3%
Lowe’s Cos., Inc.	34,548	7,798,520
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Inc. (Class C Stock)(a)	43,677	4,859,940

Total Long-Term Investments (cost $398,208,600)		605,266,286

Short-Term Investments 5.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	11,484,179	11,484,179
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $24,502,310; includes $24,435,655 of cash collateral for securities on loan)(b)(wb)	24,520,704	24,501,088

Total Short-Term Investments (cost $35,986,489)		35,985,267

TOTAL INVESTMENTS 103.9% (cost $434,195,089)		641,251,553
Liabilities in excess of other assets (3.9)%		(23,983,212)

Net Assets 100.0%		$617,268,341

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,848,466; cash collateral of $24,435,655 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).